UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Fixed Income Fund
Investment Portfolio as of July 31, 2004 (unaudited)

                                                                                                          Principal
                                                                                                          Amount ($)      Value ($)
                                                                                                          ----------      ---------

Corporate Bonds 22.1%
Consumer Discretionary 2.9%
Comcast Cable Communications, 8.375%, 3/15/2013                                                            3,230,000      3,829,301
Continental Cablevision, Inc., 9.0%, 9/1/2008                                                              5,997,000      7,003,129
Cox Communications, Inc., 6.75%, 3/15/2011                                                                 7,425,000      8,068,272
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                                        4,705,000      4,784,867
General Motors Corp., 8.375%, 7/15/2033                                                                      875,000        914,767
Liberty Media Corp., Series A, 3.02%**, 9/17/2006                                                          3,048,000      3,094,238
Time Warner, Inc., 7.57%, 2/1/2024                                                                         1,755,000      1,912,740
                                                                                                                        -----------
                                                                                                                         29,607,314

Energy 4.0%
Duke Capital Corp., 4.302%, 5/18/2006                                                                      4,800,000      4,874,304
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                                             7,700,000      8,144,544
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%, 11/15/2032                                     6,105,000      6,174,902
Pemex Project Funding Master Trust:
144A, 2.82%**, 6/15/2010                                                                                   3,640,000      3,685,500
8.5%, 2/15/2008                                                                                            8,555,000      9,538,825
Tri-State Generation & Transmission Association, 144A, 7.144%, 7/31/2033                                   7,340,000      7,702,009
                                                                                                                        -----------
                                                                                                                         40,120,084

Financials 9.3%
Agfirst Farm Credit Bank, 8.393%**, 12/15/2016                                                            11,480,000     13,060,957
American General, 144A, 8.125%, 3/15/2046                                                                  7,915,000      9,802,506
BFC Finance Corp., 7.375%, 12/1/2017                                                                       6,500,000      7,296,510
Capital One Bank, 5.0%, 6/15/2009                                                                          1,070,000      1,084,250
Farm Credit Bank of Texas, 7.561%, 11/5/2049                                                               5,720,000      5,788,354
Florida Windstorm, 144A, 6.85%, 8/25/2007                                                                  5,790,000      6,333,901
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                                            4,211,000      4,285,429
6.875%, 2/1/2006                                                                                           5,219,000      5,475,519
7.0%, 10/1/2013                                                                                            1,210,000      1,231,606
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                                          1,565,000      1,568,878
6.75%, 1/15/2006                                                                                           7,710,000      8,074,020
6.875%, 9/15/2011                                                                                          1,735,000      1,781,094
6.875%, 8/28/2012                                                                                          1,805,000      1,837,492
Goldman Sachs Group, Inc., 5.15%, 1/15/2014                                                                2,790,000      2,720,390
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                                                      6,735,000      6,719,530
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                                                      4,850,000      4,843,307
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                                          4,121,332      4,125,412
Rabobank Capital Fund II, 144A, 5.26%, 12/29/2049                                                            260,000        254,243
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                                                  1,815,000      1,710,775
Republic New York Corp., 5.875%, 10/15/2008                                                                4,745,000      5,029,553
Verizon Global Funding Corp., 7.25%, 12/1/2010                                                             1,737,000      1,955,944
                                                                                                                        -----------
                                                                                                                         94,979,670

Health Care 1.1%
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                                          9,955,000     11,425,463

Industrials 0.7%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019                                                  2,786,564      3,020,162
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011                                  3,982,662      4,257,399
                                                                                                                        -----------
                                                                                                                          7,277,561

Telecommunication Services 0.4%
Bell Atlantic Pennsylvania, Inc., Series A, 5.65%, 11/15/2011                                              4,120,000      4,236,851

Utilities 3.7%
American Electric Power Co., Inc., 6.125%, 5/15/2006                                                       6,680,000      7,016,124
Cleveland Electric Illumination, 7.43%, 11/1/2009                                                          7,587,000      8,552,142
Consolidated Natural Gas Co., 6.0%, 10/15/2010                                                             2,000,000      2,123,214
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                                            6,415,000      6,132,618
Eastern Energy Ltd., Series AMBO, 144A, 6.75%, 12/1/2006                                                   8,060,000      8,673,003
Xcel Energy, Inc., 7.0%, 12/1/2010                                                                         4,464,000      4,984,610
                                                                                                                        -----------
                                                                                                                         37,481,711

Total Corporate Bonds (Cost $217,010,649)                                                                               225,128,654

Foreign Bonds - US$ Denominated 8.7%
Arcel Finance Ltd., 144A, 5.984%, 2/1/2009                                                                 4,674,904      4,881,768
Autopista Del Maipo, 144A, 7.373%, 6/15/2022                                                              10,410,000     11,844,082
Deutsche Telekom International Finance BV:
8.5%, 6/15/2010                                                                                            5,135,000      6,056,511
8.75%, 6/15/2030                                                                                           2,092,000      2,598,716
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                                                13,640,000     13,535,408
Mizuho Financial Group, 8.375%, 12/29/2049                                                                10,140,000     10,624,692
PF Export Receivable Master Trust, Series 2003, 144A, 3.748%, 6/1/2013                                     2,775,000      2,658,145
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023                                                           4,710,000      4,525,359
Sappi Papier Holding AG, 144A, 7.5%, 6/15/2032                                                             2,795,000      3,092,287
Tyco International Group SA:
6.75%, 2/15/2011                                                                                           9,419,000     10,327,990
6.875%, 1/15/2029                                                                                          9,630,000     10,240,552
United Mexican States:
7.5%, 4/8/2033                                                                                             2,480,000      2,476,280
8.375%, 1/14/2011                                                                                          1,050,000      1,202,250
WPP Finance Corp., 144A, 5.875%, 6/15/2014                                                                 4,085,000      4,144,302
                                                                                                                        -----------
Total Foreign Bonds - US$ Denominated (Cost $86,035,655)                                                                 88,208,342

Asset Backed 8.6%
Automobile Receivables 3.9%
AmeriCredit Automobile Receivables Trust, "A4", Series 2002-A, 4.61%, 1/12/2009                              600,000        611,975
Chase Manhattan Auto Owner Trust, "A4", Series 2003-B, 2.57%, 2/16/2010                                   10,670,000     10,467,282
MMCA Automobile Trust:
A4, Series 2002-4, 3.05%, 11/16/2009                                                                      10,165,000     10,155,890
A4, Series 2002-2, 4.3%, 3/15/2010                                                                         5,345,000      5,396,648
C, Series 2002-4, 4.56%, 11/16/2009                                                                        2,584,393      2,592,875
B, Series 2002-2, 4.67%, 3/15/2010                                                                         3,282,179      3,085,248
B, Series 2002-1, 5.37%, 1/15/2010                                                                         3,450,838      3,295,550
Ryder Vehicle Lease Trust, "A5", Series 1999-A, 7.13%, 10/16/2006                                          4,461,894      4,574,832
                                                                                                                        -----------
                                                                                                                         40,180,300

Credit Card Receivables 0.5%
MBNA Credit Card Master Note Trust, "A2", Series 2004-A2,, 1.53%**, 7/15/2013                              4,720,000      4,719,717

Home Equity Loans 3.3%
AQ Finance NIM Trust, "NOTE", Series 2003-N2A, 144A, 9.3%, 3/25/2033                                         294,411        294,411
Asset Backed Securities Corp. Home Equity, "A", Series 2003-HE2, 144A, 7.0%, 4/17/2033                     1,460,090      1,467,390
Countrywide Asset-Backed Certificates, "NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033                     5,284,627      5,326,739
Countrywide Home Equity Loan Trust, "NOTE", Series 2004-C, 1.6%**, 1/15/2034                               5,068,750      5,059,246
Green Tree Home Improvement Loan Trust:
HIBI, Series 1998-D, 7.7%, 6/15/2029                                                                       8,037,000      8,172,223
HIBN1, Series 1998-E, 7.79%, 2/15/2015                                                                     4,665,000      4,703,034
B1, Series 1999-E, 10.34%, 3/15/2015                                                                       5,938,000      6,233,564
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031                              1,490,137      1,575,608
Saxon Net Interest Margin Trust, "A", Series 2003-A, 144A, 6.656%, 8/26/2033                                 761,895        766,895
                                                                                                                        -----------
                                                                                                                         33,599,110

Manufactured Housing Receivables 0.9%
Access Financial Manufacturing HSG Contract Trust, "A3", Series 1995-1, 7.1%, 5/15/2021                      145,309        148,056
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027                                           2,012,949      2,117,459
Vanderbilt Mortgage Finance:
A2, Series 2001-C, 4.235%, 8/7/2014                                                                        4,129,569      4,156,883
A3, Series 2000-C, 7.55%, 7/7/2017                                                                         2,236,816      2,261,926
                                                                                                                        -----------
                                                                                                                          8,684,324

Heller Equipment Asset Receivables Trust, "A4", Series 1999-2, 6.79%, 3/14/2007                              144,103        144,283


Total Asset Backed (Cost $86,162,683)                                                                                    87,327,734

US Government Agency Sponsored Pass-Throughs 7.2%
Federal Home Loan Bank:
5.5%, 1/1/2034                                                                                             3,632,894      3,648,260
7.5% with various maturities from 2/1/2010 until 12/1/2010                                                   415,334        429,309
Federal Home Loan Mortgage Corp., 5.0%, 6/1/2033 (d)                                                       5,530,000      5,386,563
Federal National Mortgage Association:
4.5% with various maturities from 6/1/2018 until 6/1/2033 (d)                                             15,483,305     15,125,945
5.0% with various maturities from 1/1/2018 until 6/1/2018 (d)                                              7,669,410      7,730,349
5.5% with various maturities from 3/1/2018 until 5/1/2034                                                 18,008,480     18,166,270
5.79%, 3/1/2009                                                                                            5,079,263      5,369,065
6.0% with various maturities from 6/1/2016 until 10/1/2033                                                 7,360,572      7,682,950
6.08%, 9/1/2008                                                                                            4,860,356      5,187,434
6.5% with various maturities from 10/1/2033 until 12/1/2033                                                  864,413        902,705
7.13%, 1/1/2012                                                                                            1,880,574      2,015,152
7.5% with various maturities from 10/1/2011 until 8/1/2013                                                 1,559,344      1,655,678
9.0%, 11/1/2030                                                                                              469,016        515,066
                                                                                                                        -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $73,956,969)                                                    73,814,746

Commercial and Non-Agency Mortgage-Backed Securities 5.7%
Bank of America Alternative Loan Trust, "2A1", Series 2004-4, 6.0%, 5/25/2034                                 69,974         71,744
Chase Commercial Mortgage Securities Corp., Series 1996-2, 6.9%, 11/19/2028                                  624,278        658,554
Countrywide Alternative Loan Trust:
1A1, Series 2004-J1, 6.0%, 2/25/2034                                                                       3,337,982      3,386,959
2A1, Series 2004-J3, 6.0%, 4/25/2034                                                                       4,477,053      4,542,183
Countrywide Home Loans, "3A1", Series 2002-12, 6.0%, 8/25/2017                                             2,623,496      2,624,676
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029                         755,000        816,621
LB Commercial Conduit Mortgage Trust, "A2", Series 1998-C1, 6.4%, 2/18/2030                                  653,554        669,032
Master ABS NIM Trust, "NOTE", Series 2003-WMC1, 144A, 8.34%, 5/26/2033                                       684,823        688,782
Master Adjustable Rate Mortgage Trust, "3A4", Series 2003-3, 4.626%, 9/25/2033                            13,519,000     13,468,642
Master Alternative Loan Trust:
3A1, Series 2004-3, 6.0%, 4/25/2034                                                                        2,210,012      2,286,500
7A1, Series 2004-4, 6.0%, 5/25/2034                                                                        1,167,406      1,201,271
3A1, Series 2004-5, 6.5%, 6/25/2034                                                                        1,123,520      1,173,781
8A1, Series 2004-3, 7.0%, 4/25/2034                                                                        4,101,888      4,265,757
Master Asset Securitization Trust, "8A1", Series 2003-6, 5.5%, 7/25/2033                                   3,120,694      3,104,176
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019                                         7,065,000      7,649,064
Washington Mutual:
4A1, Series 2003-S4, 4.0%, 2/25/2032                                                                       2,870,840      2,874,594
4A, Series 2004-CB2, 6.5%, 8/25/2034                                                                       4,679,350      4,894,072
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033                       3,895,887      3,861,311
                                                                                                                        -----------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $57,311,352)                                            58,237,719

Collateralized Mortgage Obligations 27.9%
Fannie Mae Whole Loan:
3A2B, Series 2003-W10, 3.056%, 7/25/2037                                                                   6,075,000      6,038,045
1A3, Series 2004-W1, 4.49%, 11/25/2043                                                                     5,365,000      5,430,930
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                                           5,465,000      5,488,735
PA, Series 2786, 3.5%, 10/15/2010                                                                          5,575,000      5,613,363
XR, Series 2707, 4.0%, 5/15/2016                                                                           7,440,000      7,437,965
LC, Series 2682, 4.5%, 7/15/2032                                                                          15,525,000     14,585,050
TG, Series 2690, 4.5%, 4/15/2032                                                                           8,123,000      7,636,559
WH, Series 2557, 4.5%, 8/15/2009                                                                           8,735,308      8,865,532
HG, Series 2543, 4.75%, 9/15/2028                                                                          6,878,846      7,009,164
JD, Series 2778, 5.0%, 12/15/2032                                                                          9,255,000      8,998,917
PD, Series 2783, 5.0%, 1/15/2033                                                                           5,970,000      5,804,863
QK, Series 2513, 5.0%, 8/15/2028                                                                           2,644,078      2,656,160
TE, Series 2780, 5.0%, 1/15/2033                                                                           7,635,000      7,431,489
YD, Series 2737, 5.0%, 8/15/2032                                                                           6,402,056      6,238,765
PE, Series 2378, 5.5%, 11/15/2016                                                                          9,260,000      9,567,120
PE, Series 2405, 6.0%, 1/15/2017                                                                           7,178,000      7,521,988
YB, Series 2205, 6.0%, 5/15/2029                                                                           1,308,808      1,350,519
3A, Series T-41, 7.5%, 7/25/2032                                                                           2,010,641      2,168,979
A5, Series T-42, 7.5%, 2/25/2042                                                                           2,114,318      2,280,821
Federal National Mortgage Association:
A2, Series 2003-63, 2.34%, 7/25/2044                                                                       2,500,000      2,499,383
TD, Series 2003-87, 3.5%, 4/25/2011                                                                       10,500,000     10,480,877
QT, Series 2002-70, 3.655%, 12/25/2021                                                                     1,455,780      1,468,393
2A3, Series 2003-W3, 4.16%, 6/25/2042                                                                      5,577,749      5,581,634
GD, Series 2004-8, 4.5%, 10/25/2032                                                                       10,983,000     10,270,039
NE, Series 2004-52, 4.5%, 7/25/2033                                                                        5,242,000      4,885,051
QG, Series 2004-29, 4.5%, 12/25/2032                                                                       5,535,000      5,167,557
UK, Series 2003-9, 4.5%, 11/25/2016                                                                        5,102,971      5,157,072
WB, Series 2003-106, 4.5%, 10/25/2015                                                                      1,786,000      1,820,528
A2, Series 2002-W10, 4.7%, 8/25/2042                                                                       2,493,461      2,503,148
A2, Series 2002-W9, 4.7%, 8/25/2042                                                                        1,366,330      1,371,118
2A3, Series 2003-W15, 4.71%, 8/25/2043                                                                    11,000,000     11,184,316
1A3, Series 2003-W18, 4.732%, 8/25/2043                                                                    6,110,000      6,198,908
KY, Series 2002-55, 4.75%, 4/25/2028                                                                       2,172,824      2,175,678
J, Series 1998-36, 6.0%, 7/18/2028                                                                         8,417,189      8,667,324
PQ, Series 2001-64, 6.0%, 11/25/2016                                                                       1,024,000      1,075,049
A2, Series 1998-M1, 6.25%, 1/25/2008                                                                       6,450,424      6,866,505
A2, Series 1998-M6, 6.32%, 8/15/2008                                                                      18,899,538     20,233,167
GV, Series 1998-46, 6.5%, 5/18/2009                                                                        2,435,803      2,440,369
1A2, Series 2003-W3, 7.0%, 8/25/2042                                                                       3,251,322      3,427,934
A2, Series 2002-T16, Grantor Trust, 7.0%, 7/25/2042                                                        9,555,880     10,185,966
A2, Series 2002-T19 Grantor Trust, 7.0%, 7/25/2042                                                         2,306,101      2,458,158
A2, Series 2002-T4, 7.0%, 12/25/2041                                                                       9,577,129     10,208,617
FHLMC Structured Pass Through Securities, "1A2", Series T-59, 7.0%, 10/25/2043                             4,478,525      4,773,830
Government National Mortgage Association:
GD, Series 2004-26, 5.0%, 11/16/2032                                                                       5,024,000      4,878,453
PA, Series 2003-89, 5.5%, 12/20/2023                                                                       9,968,210     10,219,236
VK, Series 2002-41, 6.0%, 6/20/2018                                                                        5,890,800      6,135,956
                                                                                                                        -----------
Total Collateralized Mortgage Obligations (Cost $282,744,875)                                                           284,459,230

Municipal Investments 6.2%
Allegheny County, PA, Public Housing Revenue, Residential Finance Authority
Mortgage Revenue, Series F, Zero Coupon, 8/1/2028 (a)                                                      3,590,000        638,697
Arkansas, Industrial Development Revenue, Series A, Zero Coupon, 7/10/2014 (a)                               410,000        229,674
Atlanta, GA, Public Housing Revenue, Urban Residential Finance Authority, 7.073%, 4/1/2022                   895,000        898,150
Baltimore, MD, Core City GO, Series B, 8.7%, 10/15/2015 (a)                                                1,535,000      1,677,985
Belmont, CA, Multi Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (a)          735,000        784,098
California, ABAG Finance Authority For NonProfit Corps., Certificate of Participation,
YMCA San Francisco, Series B, 6.5%, 10/1/2009 (a)                                                            500,000        516,990
California, Single Family Housing Revenue, Housing Finance Agency, Single Family Mortgage:
Series A-1, 7.9%, 8/1/2007 (a)                                                                               810,000        813,653
Series A-1, 8.24%, 8/1/2014 (a)                                                                              140,000        142,411
Chattahoochee Valley, AL, Water & Sewer Revenue, Water Supply District, 8.6%, 10/1/2007 (a)                  165,000        169,627
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015   1,625,000      1,702,269
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (a)                                                           375,000        406,567
Hoboken, NJ, Other GO:
Series B, 4.76%, 2/1/2011 (a)                                                                                360,000        358,747
Series B, 4.96%, 2/1/2012 (a)                                                                              3,250,000      3,235,310
Series B, 5.12%, 2/1/2013 (a)                                                                              3,415,000      3,399,871
Series B, 5.33%, 2/1/2018 (a)                                                                              2,285,000      2,284,132
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage:
Series 1995, 7.85%, 11/1/2004                                                                                410,000        415,035
Series 1995, 7.9%, 11/1/2005                                                                                 450,000        458,415
Series 1995, 8.0%, 11/1/2006                                                                                 590,000        600,703
Series 1995, 8.0%, 11/1/2007                                                                                 610,000        620,504
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024                      1,179,565      1,204,996
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029                                       590,000        609,529
New York, Multi-Family Housing Revenue, Housing Finance Agency,  Series C, 8.11%, 11/15/2038               2,435,000      2,666,690
New York City, NY, Higher Education Revenue, Industrial Development Agency, Civic Facilities,
Series B, 8.1%, 9/1/2006 (a)                                                                                 590,000        604,561
North Miami, FL, Project Revenue, Special Obligation:
6.85%, 7/1/2005 (a)                                                                                          210,000        218,701
7.0%, 1/1/2008 (a)                                                                                           135,000        150,900
Oklahoma County, OK, Single Family Housing Revenue, Home Finance Authority, Single Family,
Series B, Zero Coupon, 7/1/2012                                                                              360,000        166,493
Oregon, School District GO, School Board, Series A, Zero Coupon, 6/30/2017 (a)                            18,350,000      8,751,665
Panhandle, TX, Single Family Housing Revenue, Regional Housing Finance Corp., Zero Coupon, 10/1/2011          10,000          5,460
Reeves County, TX, County (GO) Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (a)        3,085,000      3,232,741
Sand Creek Associates Ltd., ID, Multi-Family Housing Revenue, Limited Partnership,
Multi Family Housing, 8.25%, 12/1/2018                                                                     3,050,000      3,059,577
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018                             625,000        628,131
Southwestern, IL, Development Authority Sports Facility Revenue, Gateway International Motor Sports,
9.25%, 2/1/2017                                                                                            1,639,000      2,048,996
Southwestern, IL, Development Authority Sports Facilities Revenue, Gateway International
Motorsports, 9.2%, 2/1/2013                                                                                1,844,000      2,188,422
Texas, Multi Family Housing Revenue, Housing & Community Affairs Multi-Family, 6.85%, 12/1/2020 (a)        1,500,000      1,581,420
Union City, NJ, Core City GO, 6.25%, 1/1/2033 (a)                                                         10,360,000     10,761,243
West Virginia, State GO, Jobs Inventory Trust Board:
Series A, Zero Coupon, 6/12/2013                                                                           2,000,000      1,159,080
Series A-1, Zero Coupon, 1/22/2012                                                                         1,800,000      1,155,690
Series C, Zero Coupon, 7/31/2013                                                                           4,000,000      2,285,840
Series D, Zero Coupon, 7/31/2013                                                                           2,000,000      1,163,040
                                                                                                                        -----------
Total Municipal Investments (Cost $61,523,200)                                                                           62,996,013

Government National Mortgage Association 0.9%
Government National Mortgage Association:
5.0% , 2/1/2033 (c)                                                                                        1,015,000        993,748
6.0% with various maturities from 1/15/2034 until 7/20/2034                                                7,459,082      7,663,436
                                                                                                                        -----------
Total Government National Mortgage Association (Cost $8,657,617)                                                          8,657,184

US Government Backed 10.4%
US Treasury Bond:
6.0%, 2/15/2026                                                                                           31,080,000     33,931,839
7.25%, 5/15/2016                                                                                          16,846,000     20,586,334
US Treasury Note:
1.5%, 3/31/2006                                                                                            6,170,000      6,070,940
3.125%, 10/15/2008                                                                                        10,846,000     10,687,974
4.375%, 8/15/2012                                                                                         34,878,000     35,068,748
                                                                                                                        -----------
Total US Government Backed (Cost $105,169,402)                                                                          106,345,835

                                                                                                             Shares        Value ($)
                                                                                                             ------        ---------

Cash Equivalents 3.9%
Scudder Cash Management QP Trust, 1.38% (b)
(Cost $39,805,269)                                                                                        39,805,269     39,805,269


                                                                                                            % of
                                                                                                          Net Assets      Value ($)
                                                                                                          ----------      ---------

Total Investment Portfolio  (Cost $1,018,377,671)                                                              101.6  1,034,980,726
Other Assets and Liabilities, Net                                                                               (1.6)   (16,313,363)
                                                                                                                        -----------
Net Assets                                                                                                     100.0  1,018,667,363
                                                                                                                      ==============



** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2004.

(a) Bond is insured by one of these companies: As a % of Total Investment Portfolio

AMBAC     AMBAC Assurance Corp.                         0.2
FGIC      Financial Guaranty Insurance Company          1.0
FSA       Financial Security Assurance                  0.1
MBIA      Municipal Bond Investors Assurance            2.5



(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c)   When-issued or forward delivery pools included.

(d) Mortgage dollar rolls included.



144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these securities may be shorter than stated maturities due to prepayments. Some separate investments in Federal Home Loan Bank, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Fixed Income Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Fixed Income Fund

By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004